Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Corteva common stock	$ 110,555,947	$ 104,387,543
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	7,078,933,003
Participant-directed brokerage accounts	113,362,614	96,104,203
Notes receivables from participants	22,460,635	$ 22,854,241
EBP, Asset Held for Investment	$ 7,325,312,199
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%